Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Schedule of reportable segments for purposes of assessing performance

	2021			2020
	Mining	Energy	Total	Mining	Energy	Total
Revenue	$1,090.5	$209.5	$1,300.0	$928.5	$91.7	$1,020.2

Expenses
Costs of sales	$166.6	$11.7	$178.3	$152.4	$6.4	$158.8
Depletion and depreciation	239.5	57.9	297.4	193.8	44.9	238.7
Segment gross profit	$684.4	$139.9	$824.3	$582.3	$40.4	$622.7

	2021	2020
Total segment gross profit	$824.3	$622.7

Other operating (income)/expenses
Impairment (reversals) and charges	$(68.0)	$262.1
General and administrative expenses	19.6	19.2
Share-based compensation expense	11.2	9.6
Gain on sale of gold bullion	(1.4)	(7.0)
Depreciation	2.2	2.3
Foreign exchange loss and other (income) expenses	3.0	(2.8)
Income before finance items and income taxes	$857.7	$339.3

Finance items
Finance income	$3.7	$3.7
Finance expenses	(3.6)	(3.5)
Net income before income taxes	$857.8	$339.5

Schedule of geographical revenue and royalty, stream and working interests information

	2021	2020
Latin America:
Peru	$228.2	$175.5
Chile	116.5	106.8
Panama	235.0	135.4
Brazil	59.4	-
Other	90.1	84.4
United States	270.3	178.6
Canada	186.9	196.9
Rest of World	113.6	142.6
	$1,300.0	$1,020.2

	2021	2020
Latin America:
Panama	$1,268.0	$1,318.5
Peru	844.2	766.3
Brazil	519.2	-
Chile	460.1	485.0
Other	150.4	154.4
United States	1,188.3	1,216.8
Canada	515.8	458.2
Rest of World	203.3	232.9
	$5,149.3	$4,632.1